Derivative Instruments and Other Hedging Activities - Effect of Hedging Instruments on Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instruments | Cash Flow Hedging | Interest rate contracts | Interest expense
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	$ (196)	$ (390)	$ 50
Derivative, Included Component, Gain (Loss) Recognized in Earnings	(150)
Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	(46)	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Included Component Net	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Excluding Compnonent, Net	0
Not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	11,211	(1,299)	6,804
Not Designated as Hedging Instruments | Interest rate contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	6,962	4,750	8,830
Not Designated as Hedging Instruments | Foreign exchange contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	29	43	15
Not Designated as Hedging Instruments | Forward sales contracts | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	4,064	(4,115)	(1,731)
Not Designated as Hedging Instruments | Written and purchased options | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	180	(2,028)	(327)
Not Designated as Hedging Instruments | Other contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	(24)	51	17
OCI | Designated as Hedging Instruments | Cash Flow Hedging | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized	4,416	$ (611)	$ (328)
Derivative, Included Component, Gain (Loss) Recognized in Earnings	4,835
Amount of Gain (Loss) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing)	$ (419)